SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (82,245)	¥ (567,270)	¥ (238,079)	¥ (216,521)
Net cash used in investing activities	50,980	351,628	(1,814,560)	(95,800)
Net cash provided by/ (used in) financing activities	(7,650)	(52,765)	2,444,749	457,641
Effect of foreign currency exchange rate changes on cash	20,123	138,795	(36,235)	(10,719)
Net increase/(decrease) in cash and restricted cash	(18,792)	(129,612)	355,875	134,601
Cash and restricted cash at the beginning of the year	95,238	656,877	301,002	166,401
Cash and restricted cash at the end of the year	$ 76,446	527,265	656,877	301,002
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities		(290,137)	(13,099)	(1,574)
Net cash used in investing activities		(335,194)	(1,397,584)	(438,055)
Net cash provided by/ (used in) financing activities		(47,474)	2,685,674	602,202
Effect of foreign currency exchange rate changes on cash		73,275	(58,740)	(1,434)
Net increase/(decrease) in cash and restricted cash		(599,530)	1,216,251	161,139
Cash and restricted cash at the beginning of the year		1,377,745	161,494	355
Cash and restricted cash at the end of the year		¥ 778,215	¥ 1,377,745	¥ 161,494